Loans receivable (Tables)	12 Months Ended
Dec. 31, 2022
Loans Receivable Tables [Abstract]
Schedule of Gross Loans Receivable

	As at
	December 31, 2022	December 31, 2021
Current (terms of one year or less)	69,693	65,397
Non-current (terms exceeding one year)	221	248

	69,914	65,645

Schedule of Age Analysis of Loans Receivable

		As at December 31, 2022
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	55,087	—	—	55,087
Lower risk	1-30 days past due	2,903	—	—	2,903
Medium risk	31-60 days past due	—	1,211	—	1,211
Higher risk	61-90 days past due	—	898	—	898
Non-performing	91+ days past due or bankrupt	—	—	9,815	9,815

	Gross loans receivable	57,990	2,109	9,815	69,914
	Allowance for loan losses	(5,794)	(1,239)	(6,040)	(13,073)

	Loans receivable, net	52,196	870	3,775	56,841

		As at December 31, 2021
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	54,067	—	—	54,067
Lower risk	1-30 days past due	2,797	—	—	2,797
Medium risk	31-60 days past due	—	1,284	—	1,284
Higher risk	61-90 days past due	—	798	—	798
Non-performing	91+ days past due or bankrupt	—	—	6,699	6,699

	Gross loans receivable	56,864	2,082	6,699	65,645
	Allowance for loan losses	(5,291)	(1,119)	(3,403)	(9,813)

	Loans receivable, net	51,573	963	3,296	55,832

Schedule of Allowance for Loan Losses

	As at December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2022	5,721	1,119	2,973	9,813
Gross loans originated	2,607	—	—	2,607
Principal payments	(1,107)	(136)	(359)	(1,602)
Re-measurement of allowance before transfers	142	89	591	822
Re-measurement of amounts transferred between stages	(67)	1,047	12,576	13,556
Transfer to (from)
Stage 1 – 12 - month ECLs	79	(65)	(14)	—
Stage 2 – Lifetime ECLs	(218)	220	(2)	—
Stage 3 – Lifetime ECLs	(1,363)	(1,035)	2,398	—
Net amounts written off against allowance	—	—	(12,123)	(12,123)

Balance as at December 31, 2022	5,794	1,239	6,040	13,073

	As at December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2021	5,425	772	2,689	8,886
Gross loans originated	3,263	—	—	3,263
Principal payments	(1,229)	(84)	68	(1,245)
Re-measurement of allowance before transfers	(830)	(144)	(743)	(1,717)
Re-measurement of amounts transferred between stages	(67)	920	7,322	8,175
Transfer to (from)
Stage 1 – 12-month ECLs	79	(59)	(20)	—
Stage 2 – Lifetime ECLs	(192)	192	—	—
Stage 3 – Lifetime ECLs	(728)	(478)	1,206	—
Net amounts written off against allowance	—	—	(7,549)	(7,549)

Balance as at December 31, 2021	5,721	1,119	2,973	9,813

Overall changes in the allowance for loan losses are summarized below:

	Year ended
	December 31, 2022	December 31, 2021
Balance, beginning of the period	9,813	8,886
Provision for loan losses	15,383	8,476
Charge offs	(12,123)	(7,549)

Balance, end of the period	13,073	9,813